Principal Variable Contracts Funds, Inc.
Supplement dated June 30, 2016
to the Statutory Prospectus dated May 1, 2016
(as supplemented on June 17, 2016)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO:
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO:
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO:
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO:
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO:
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.